Risk Report - Credit Risk Exposure (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Credit Risk Exposure [Abstract]
Credit derivative notional sold and credit derivative notional bought protection, not included in Maximum exposure to credit risk	€ 620,000.0	€ 597,900.0
Overall movement in maximum exposure to credit risk	16,200.0
thereof movements in other assets subject to credit risk	27,000.0
thereof movements in cash and central bank and interbank balances	17,200.0
Thereof movement in off Balance Sheet exposure	10,200.0
thereof movements in trading assets	8,200.0
thereof movement in securities purchased under resale agreement at FVTPL	7,100.0
Thereof Movement In Positive Market Values From Derivatives Financial Instruments	50,100.0
Traded bonds included in "Trading assets"	€ 126,600.0	€ 120,000.0
Of which:
Investment-Grade in % (more than)	82.00%	82.00%
Stage 3 and stage 3 POCI loans at amortized cost	€ 15,300.0	€ 15,600.0
Stage 3 and stage 3 POCI loans at fair value through OCI	16.9	60.7
Stage 3 and stage 3 POCI off-balance sheet exposure	2,700.0	2,200.0
Stage 3 and stage 3 POCI debt securities at amortized cost	25.3	41.6
Stage 3 and stage 3 POCI debt securities at fair value through OCI	130.2	25.6
Total main credit exposure movement	37,000.0
thereof in Investment Bank	24,200.0
thereof in Corporate Bank	8,500.0
thereof in Private Bank	10,800.0
Credit Exposure in financial and insurance activities divided by client classification
of which Corporates including Holding Companies	108,000.0	108,000.0
of which Corporates including AssetBacked Securities	47,000.0	49,000.0
of which Banks	91,000.0	66,000.0
of which Insurance	21,000.0	9,000.0
of which Financial Intermediaries	13,000.0	15,000.0
of which Public Sector	16,000.0	17,000.0
Credit Exposure in Real Estate activities in non recourse commercial rest estate	€ 31,000.0	€ 36,000.0
Credit exposure to 10 largest counterparties accounted in percent	11.00%	11.00%
LTV ratios adhered to at loan origination in percent	80.00%
Total loan credit exposure across applicable measurement categories	€ 138,500.0
Total repo and repo style transactions credit exposure across applicable measurement categories	149,800.0
Total off-balance sheet activites credit exposure across applicable measurement categories	136,200.0
Credit Risk Profile | Credit Risk Profile by Industry Sector
Disclosure of credit risk exposure [line items]
Financial and insurance activities	490,100.0
Gross Carrying Amount
Disclosure of credit risk exposure [line items]
Real Estate Activities	45,500.0
Thereof: Non-recourse	€ 18,800.0